Commitments (Details Narrative) $ in Thousands	3 Months Ended		6 Months Ended		8 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	Aug. 18, 2023 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from rendering of services	$ 9,538	$ 9,425	$ 18,157	$ 17,047
Depreciation, right-of-use assets	82	78	164	156
Interest expense on lease liabilities			25	5
Current lease liabilities	338		338				$ 332
Non-current lease liabilities	371		371				$ 531
Cash advances and loans made to other parties, classified as investing activities			(0)	10,921
Two fuel efficient bulk carrier vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type						bulk carriers
Vessel Capacity						64,000
Vessel Delivery Date						second half of 2026
Additions other than through business combinations, property, plant and equipment						$ 75,500
Cash advances and loans made to other parties, classified as investing activities					$ 7,500	$ 7,500
Office Lease Contract [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, right-of-use assets	82	78	164	156
Interest expense on lease liabilities	12	2	25	5
Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from rendering of services	4,694	3,302	9,493	6,470
Operating lease income	$ 4,843	$ 6,122	$ 8,663	$ 10,577